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AIG Income Explorer Fund
AIG Income Explorer Fund
INVESTMENT OBJECTIVES
The AIG Income Explorer Fund (the “Fund”) seeks high current income with a secondary objective of capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information—Sales Charge Reductions and Waivers” section on page 9 of the Fund’s Prospectus, in the “Financial Intermediary—Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Income Explorer Fund		Class A Shares	Class C Shares	Class W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Income Explorer Fund		Class A Shares	Class C Shares	Class W Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses		0.78%	1.10%	1.11%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	[1]	2.13%	3.10%	2.11%
Fee Waiver and/or Expense Reimbursement	[2],[3]	0.58%	0.90%	0.76%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.55%	2.20%	1.35%
[1]	Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement have been restated to exclude Acquired Fund Fees and Expenses and are estimated based on the Fund's current investment strategies.
[2]	Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.55% for Class A shares, 2.20% for Class C shares and 1.35% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the "Board"), including a majority of the trustees of the Board who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Income Explorer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,036	1,371	2,314
Class C Shares	323	688	1,180	2,534
Class W Shares	137	428	739	1,624

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Income Explorer Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,036	1,371	2,314
Class C Shares	223	688	1,180	2,534
Class W Shares	137	428	739	1,624

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund seeks to achieve its investment objectives primarily by strategically allocating its assets among a preferred securities enhanced index strategy, real estate investment trust (“REIT”) strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments.

SunAmerica, the Fund’s investment adviser, manages the different portions (or “sleeves”) of the Fund and allocates the Fund’s assets among the different sleeves. When allocating the Fund’s assets across the different sleeves, SunAmerica selects the allocation that it believes is best designed at any given time to provide exposure to high income-producing investments and as such, allocations to the different portions of the Fund may fluctuate depending on market conditions and other factors. Under normal circumstances, SunAmerica intends to allocate approximately 45% of the Fund’s assets to the global dividend equity strategy, approximately 35% of the Fund’s assets to the preferred securities enhanced index strategy and approximately 20% of the Fund’s assets to the REIT strategy. These target allocations may be adjusted by SunAmerica based on market conditions and other factors.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

Preferred Securities Enhanced Index Strategy (“Preferred Sleeve”). The principal investment technique of the Preferred Sleeve is to employ an enhanced index management strategy which seeks to modestly outperform the S&P U.S. Preferred Stock Index (the “S&P Preferred Index”) over time, while maintaining similar risk characteristics to the S&P Preferred Index. The S&P Preferred Index is comprised of U.S. exchange-traded preferred stocks that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc. The Preferred Sleeve invests in a diversified portfolio of preferred securities issued by U.S. and foreign companies, which may include traditional preferred securities, hybrid preferred securities and floating rate preferred securities. The Preferred Sleeve may invest in both investment grade and below investment grade securities, but anticipates investing predominantly in investment grade securities. The Preferred Sleeve expects to invest a substantial portion of its assets in the financial services sector, which is comprised of the banking, brokerage and insurance industries.

The portfolio managers select securities from the S&P Preferred Index by applying certain constraints, such as credit quality and position size limits, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will modestly outperform the S&P Preferred Index while maintaining similar risk characteristics to the S&P Preferred Index. Because the Preferred Sleeve uses an enhanced index strategy, not all of the securities in the S&P Preferred Index are included in the Preferred Sleeve, and the Preferred Sleeves’ holdings may be underweight or overweight particular securities, sectors or industries within the S&P Preferred Index. The Preferred Sleeve may engage in active trading of its portfolio securities.

REIT Strategy (“REIT Sleeve”). The principal investment technique of the REIT Sleeve is to employ a “buy and hold” strategy with approximately 60 equity REITs selected annually from the FTSE NAREIT All Equity REITs Index (“FTSE REITs Index”). The FTSE REITs Index is a free-float adjusted, market capitalization-weighted index of all tax-qualified U.S. equity REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

The portfolio managers select securities from the FTSE REITs Index on the basis of a number of factors including profitability, volatility and size. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the REIT Sleeve or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where the value of a security held by the REIT Sleeve becomes a disproportionately large percentage of the REIT Sleeve’s holdings in the discretion of the portfolio managers.

The REIT Sleeve will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about November 1. Immediately after the Fund buys and sells securities in connection with the REIT Sleeve’s annual rebalancing, the sleeve will hold approximately an equal value of each of the 60 securities. Stated differently, the Fund will invest about 1/60th of the REIT Sleeve’s assets in each of the securities that makes up its portfolio. Thereafter, when an investor purchases shares of the Fund, with respect to the amount allocated to the REIT Sleeve, SunAmerica will generally invest additional funds in the pre-selected securities based on each security’s respective percentage of the sleeve’s assets at the time.

The REIT Sleeve employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security or industry, or the economy or the stock market generally. Due to changes in the market value of the securities held by the REIT Sleeve, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

Global Dividend Equity Strategy (“Global Dividend Sleeve”). The principal investment technique of the Global Dividend Sleeve is to employ a “buy and hold” strategy with approximately 50 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World Index (“MSCI ACWI Index”). It is expected that the Global Dividend Sleeve will invest primarily in common stocks and, to a lesser extent, preferred stocks, and may invest in companies of any size. It is anticipated that the Global Dividend Sleeve will invest in both U.S. and foreign (non-U.S.) securities, including securities of emerging markets, and that the Global Dividend Sleeve will be invested in a number of different countries.

The Global Dividend Sleeve employs in part a value-oriented philosophy in conjunction with its selection of high dividend yielding equity securities. The selection criteria used by SunAmerica to identify high dividend yielding equity securities from the MSCI ACWI Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. In addition, during the selection process, the Global Dividend Sleeve’s investment in securities of issuers from any country must be within +/-5% of the MSCI ACWI Index’s weighting to that country. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Global Dividend Sleeve or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Global Dividend Sleeve no longer meets the dividend yield criteria, when the value of a security becomes a disproportionately large percentage of the Global Dividend Sleeve’s holdings or when the Global Dividend Sleeve’s investment exposure to any particular country exceeds +/-5% of the MSCI ACWI Index’s weighting to that country, in each case, in the discretion of the portfolio managers. Any securities substitution in between annual rebalancings will be subject to the relative country exposure requirement described above.

The Global Dividend Sleeve will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about November 1. Immediately after the Fund buys and sells securities in connection with the Global Dividend Sleeve’s annual rebalancing, the sleeve will hold approximately an equal value of each of the 50 securities. Stated differently, the Fund will invest about 1/50th of the Global Dividend Sleeve’s assets in each of the securities that makes up its portfolio. Thereafter, when an investor purchases shares of the Fund, with respect to the amount allocated to the Global Dividend Sleeve, SunAmerica will generally invest additional funds in the pre-selected securities based on each security’s respective percentage of the sleeve’s assets at the time.

The Global Dividend Sleeve employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, industry or country, or the economy or the stock market generally. Due to changes in the market value of the securities held by the Global Dividend Sleeve, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there can be no assurance that the Fund’s investment objectives will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Equity Market Volatility and Securities Selection Risk. The Fund invests significantly in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks that are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Preferred Securities Risk. In addition to being subject to risks associated with equity securities, preferred securities are subject to risks associated with fixed income securities, including bond market volatility risk, credit risk and interest rate fluctuations risk. In addition, preferred securities are subordinated to other securities in the issuer’s capital structure and are subject to the risk that the issuer will fail to make dividends or other distributions on the preferred securities when due because other claims on the issuer’s assets take priority. Certain preferred securities are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Preferred securities may be less liquid than many other types of securities or may be subject to the risk of being redeemed prior to their scheduled date.

Contingent Capital Security Risk. Certain preferred securities, such as contingent capital securities (sometimes referred to as “CoCos”), may have loss absorption characteristics, including, for example, a mandatory conversion into common stock of the issuer if the issuer fails to meet the capital minimum described in the security, or a reduction in the value or principal amount of the security under other circumstances. In addition, CoCos may provide for mandatory conversion or a principal write-down upon the occurrence of certain events such as regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. Equity conversion or principal write-down features are unique to the issuer and its regulatory requirements and, unlike traditional convertible securities, conversions are not voluntary. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decisions to write down, write off or convert a CoCo may result in the Fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. CoCos are often rated below investment grade and are subject to the risks of below investment grade securities.

Bond Market Volatility Risk. The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the preferred securities in the Preferred Sleeve’s portfolio.

Credit Risk. The Preferred Sleeve invests in preferred securities with various credit ratings. The creditworthiness of the issuer is always a factor in analyzing preferred securities. An issuer with a lower credit rating will be more likely than a higher-rated issuer to default or otherwise become unable to honor its financial obligations.

The Preferred Sleeve may invest in “high yield” (or “junk”) securities, which are considered speculative, and such securities are rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. or below BBB by S&P Global (Ratings) or determined to be of comparable quality by the SunAmerica). High yield securities carry a substantial risk of default or they may already be in default. The market price for such securities may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Preferred Sleeve to dispose of junk securities or to determine their value. Junk securities may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Preferred Sleeve to replace the security with a lower yielding security, which would decrease the return of the Preferred Sleeve.

Interest Rate Fluctuations Risk. Interest rates and fixed income securities prices typically move inversely to each other. Thus, as interest rates rise, the prices of fixed income securities typically fall and as interest rates fall, the prices of such securities typically rise. Longer-term fixed income securities tend to be more sensitive to changes in interest rates.

Regulatory Risk. Certain preferred securities, including hybrid preferred securities issued by banks, have been the subject of recent regulatory changes. These regulatory changes may increase issuers’ incentives to call or redeem a security prior to a specified date. Furthermore, from time to time, preferred securities have been, and may in the future be, offered having features other than those described in this Prospectus.

Financial Services Risk. The Preferred Sleeve expects to invest a substantial portion of its assets in the financial services sector, including the banking, brokerage and insurance industries. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation.

REIT Risk. Investing in real estate securities, such as REITs, may subject the Fund to risks similar to those associated with direct ownership in real estate, including losses from casualty or condemnation, changes in local and general economic conditions, declining property values due to increasing vacancies, declining rents, regulatory limitations on rents, zoning laws, property taxes and operating expenses. Investments in equity REITs are affected by the management skill of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

Disciplined Strategy Risk. Each of the REIT Sleeve and the Global Dividend Sleeve will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the REIT Sleeve or the Global Dividend Sleeve is committed to a strategy that is unsuccessful, the Fund will not meet its investment objectives. Because the REIT Sleeve and the Global Dividend Sleeve generally will not use certain hedging techniques to reduce market exposure, such sleeves may be more susceptible to general market declines.

Factor-Based Investing Risk. There can be no assurance that the factor selection process employed by the portfolio managers of the REIT Sleeve and the Global Dividend Sleeve will enhance performance. Exposure to factors may detract from performance in some market environments, which may continue for prolonged periods.

Enhanced Index Strategy Risk. The Preferred Sleeve’s holdings may be underweight or overweight particular securities, sectors or industries within the S&P Preferred Index, and as a result, may underperform the S&P Preferred Index. By employing an enhanced index strategy, the Preferred Sleeve may be more susceptible to adverse developments concerning a particular security or industry because the Preferred Sleeve will select securities from those within the S&P Preferred Index and not use any defensive strategies to mitigate its risk exposure.

International Investing Risk. The Fund may invest in foreign securities. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. Volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance.

Emerging Markets Securities Risk. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Securities of companies in emerging markets may be more volatile and potentially less liquid than those of companies in more developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Small- and Mid-Market Capitalization Risk. Securities of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading Risk. As part of the Fund’s principal investment technique(s), the Preferred Sleeve may engage in active trading of its portfolio securities. Because the Preferred Sleeve may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

PERFORMANCE INFORMATION

The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the MSCI World Index (Net), the Bloomberg Barclays U.S. Aggregate Bond Index, the MSCI All Country World (ACWI) Index, the S&P U.S. Preferred Stock Index and the FTSE NAREIT All Equity REITs Index, each a broad measure of market performance. Effective December 17, 2019, the Fund’s benchmark against which it measures its performance, the MSCI World Index (Net), was replaced with the MSCI ACWI Index, and the Fund’s blended benchmark, composed of 60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, was replaced with a blended benchmark composed of 45% MSCI ACWI Index, 35% S&P U.S. Preferred Stock Index and 20% FTSE NAREIT All Equity REITs Index. SunAmerica believes that the MSCI ACWI Index is more relevant to the Fund’s current investment strategies and techniques. In addition, effective December 17, 2019, the Fund ceased to compare its performance to the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s returns prior to December 17, 2019 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies and techniques. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850 x6003.

AIG INCOME EXPLORER FUND (Class A)

During the period shown in the bar chart, the highest return for a quarter was 5.78% (quarter ended June 30, 2014) and the lowest return for a quarter was –9.11% (quarter ended December 31, 2018).

The Fund’s cumulative year-to-date return through the most recent calendar quarter ended September 30, 2019 was 16.43%.

Average Annual Total Returns (as of period ended December 31, 2018)
Average Annual Returns - AIG Income Explorer Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class C Shares		(11.24%)	2.32%	3.07%	Jul. 02, 2013
Class W Shares		(9.59%)	3.20%	3.95%	Jul. 02, 2013
Class A Shares		(14.94%)	1.79%	2.63%	Jul. 02, 2013
After Taxes on Distributions | Class A Shares		(16.38%)	(0.16%)	0.67%
After Taxes on Distributions and Sale of Fund Shares | Class A Shares	[1]	(8.43%)	0.71%	1.33%
MSCI All Country World (ACWI) Index		(9.41%)	4.26%	6.54%	Jul. 02, 2013
MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or taxes)		(8.71%)	4.56%	6.97%	Jul. 02, 2013
S&P U.S. Preferred Stock Index		(4.25%)	5.08%	4.28%	Jul. 02, 2013
FTSE NAREIT All Equity REITs Index		(4.04%)	8.32%	7.07%	Jul. 02, 2013
45% MSCI All Country World (ACWI) Index, 35% S&P U.S. Preferred Stock Index and 20% FTSE NAREIT All Equity REITs Index		(6.94%)	4.87%	5.37%	Jul. 02, 2013
Bloomberg Barclays U.S. Aggregate Bond Index		0.01%	2.52%	2.36%	Jul. 02, 2013
60% MSCI World Index (Net) & 40% Bloomberg Barclays U.S. Aggregate Bond Index		(5.07%)	3.90%	5.26%	Jul. 02, 2013
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.